SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Severance pay:
Severance pay expense			$ 2,102	$ 2,614	$ 2,539
Basic and diluted net income per share:
Anti-dilutive stock options excluded from the calculations of Diluted EPS			2,310,543	1,534,500	0
Advertising expenses:
Advertising expenses			$ 15,726	$ 14,777	$ 15,307
Impairment of Property Plant and Equipment			28,472	26,429
Impairment loss			27,486
Impairment of Right of Use Asset			16,575
Goodwill			0	0	45,800
Goodwill and Intangible Asset Impairment			47,939	71,258	$ 0
Goodwill Impairment	[1]		(44,829)	$ (44,829)
Employee termination costs			1,000
Decommissioning and restoration costs			1,900
Total restructuring expenses for the manufacturing facilities closures			2,900
Accrued expenses and other liabilities accrued			1,500
Lioli Ceramica Pvt Ltd [Member]
Advertising expenses:
Purchased additional shares		9,870,000
Purchased additional share amount		$ 2,500
Lioli Ceramica Pvt Ltd [Member] | Lioli [Member]
Advertising expenses:
Ownership interest, percentage		60.40%
Sdot Yam [Member]
Advertising expenses:
Impairment loss			986
Impairment of Right of Use Asset			$ 16,575

[1]	The Company performs its annual testing of goodwill in the fourth quarter of each year in accordance with ASC 350 (see also Note 2l). During the fourth quarter of 2022, the Company conducted an impairment test of its reporting unit. Due to factors such as a decrease in the Company's market value, lower-than-expected projected future cash flows, and higher interest rates, a pre-tax, non-cash goodwill impairment charge of $44,829 was recorded.